CONSOLIDATED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Revenue	€ 160,408	€ 129,058	€ 93,054
Cost of revenue	84,506	84,849	65,825
Gross profit	75,902	44,209	27,229
Fulfillment expense	77,392	50,466	34,436
Sales and advertising expense	56,019	46,016	36,944
Technology and content expense	27,272	22,432	20,586
General and administrative expense	144,525	94,925	89,050
Other operating income	1,929	172	1,313
Other operating expense	496	277	2,193
Operating loss	(227,873)	(169,735)	(154,667)
Finance income	3,959	1,590	2,282
Finance costs	2,576	1,349	1,517
Loss before Income tax	(226,490)	(169,494)	(153,902)
Income tax expense	575	887	11,456
Loss for the year	(227,065)	(170,381)	(165,358)
Attributable to:
Equity holders of the Company	(226,689)	(170,071)	(161,579)
Non-controlling interests	(376)	(310)	(3,779)
Loss for the year	(227,065)	(170,381)	(165,358)
Other comprehensive income/(loss) to be classified to profit or loss in subsequent periods
Exchange differences (gain/loss) on translation of foreign operations - net of tax	(19,449)	(9,312)	47,834
Other comprehensive income / (loss) on net investment in foreign operations - net of tax	20,179	9,072	(48,367)
Other comprehensive loss	730	(240)	(533)
Total comprehensive loss for the year	(226,335)	(170,621)	(165,891)
Attributable to:
Equity holders of the Company	(225,959)	(170,247)	(163,180)
Non-controlling interests	(376)	(374)	(2,711)
Total comprehensive loss for the year	€ (226,335)	€ (170,621)	€ (165,891)
Earnings per share [abstract]
Basic, Loss for the year attributable to ordinary equity holders of the parent	€ (1.61)	€ (1.79)	€ (1.70)
Diluted, Loss for the year attributable to ordinary equity holders of the parent	€ (1.52)	€ (1.68)	€ (1.65)